Note 5 - Deposits	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]

Note E - Deposits

Following is a summary of interest-bearing deposits at December 31:

	2014	2013
NOW accounts	$112,571	$106,342
Savings and Money Market	198,788	200,237
Time:
In denominations of $250,000 or less	164,219	163,057
In denominations of more than $250,000	9,458	9,418
Total time deposits	173,677	172,475
Total interest-bearing deposits	$485,036	$479,054

Following is a summary of total time deposits by remaining maturity at December 31, 2014:

2015	$94,645
2016	40,212
2017	16,253
2018	12,407
2019	9,614
Thereafter	546
Total	$173,677

Brokered deposits, included in time deposits, were $28,976 and $15,435 at December 31, 2014 and 2013, respectively.